Document and Entity Information	Aug. 11, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on August 17, 2026 (the “Original Form 8-K”) by Vital Farms, Inc. This Amendment is being filed solely to correct the omission of the Item Number (Item 5.03) in the EDGAR submission header of the Original Form 8-K. No other changes have been made to the Original Form 8-K, which is restated herein.
Document Period End Date	Aug. 11, 2026
Current Fiscal Year End Date	--12-27
Entity Registrant Name	Vital Farms, Inc.
Entity Central Index Key	0001579733
Entity Emerging Growth Company	false
Entity File Number	001-39411
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0496985
Entity Address, Address Line One	3601 South Congress Avenue
Entity Address, Address Line Two	Suite A100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	877
Local Phone Number	455-3063
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	VITL
Security Exchange Name	NASDAQ